Consolidated Statements of Cash Flows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 184,840	$ 106,135
Cash equivalents	46,488	22,013
Cash and cash equivalents, end of the year	$ 231,328	$ 128,148